MEEDER FUNDS

6125 Memorial Drive

Dublin, Ohio 43017

(614) 766-7000

February 5, 2021

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Meeder Funds (Commission File Nos. 2-85378 and 811-3462)

Post-Effective Amendment to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Meeder Funds, a Massachusetts business trust (the “Trust”), we are filing the Post-Effective Amendment No. 102 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under Rule 485(a) under the Securities Act of 1933, as amended. The purpose of the filing is to change the name and the investment strategy of certain Meeder Funds.

I would appreciate it if you would direct any communications relating to this filing to Mr. Michael Wible at Thompson Hine, LLP.

Thompson Hine, LLP

Mr. Michael Wible, Partner

41 South High Street, Suite 1700

Columbus, Ohio 43215

Michael.Wible@ThompsonHine.com

614.469.3297

Very truly yours,

/s/ Douglas Jennings

Douglas Jennings